Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments Disclosure

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been estimated by the Company using available market information as of December 31, 2013 and 2012, and valuation methodologies considered appropriate. The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange (in thousands):

	December 31,
	2013		2012
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$373,403	$373,403	$387,813	$387,813
Available-for-sale securities	64,869	64,869	56,376	56,376
Trading securities	37,999	37,999	34,696	34,696
Liabilities:
Credit Facility	4,050,084	4,084,983	4,331,562	4,357,910
8% Senior Notes	2,020,346	2,172,440	2,022,829	2,185,220
7⅛% Senior Notes	1,200,000	1,245,720	1,200,000	1,285,848
5⅛% Senior Secured Notes	1,600,000	1,662,160	1,600,000	1,674,480
Receivables Facility and other debt	536,887	536,887	338,940	338,940

The estimated fair value is determined using the methodologies discussed below in accordance with accounting standards related to the determination of fair value based on the U.S. GAAP fair value hierarchy as discussed in Note 8.  The estimated fair value for financial instruments with a fair value that does not equal its carrying value is considered a Level 1 valuation.  The Company utilizes the market approach and obtains indicative pricing from the administrative agent to the Credit Facility to determine fair values, which are validated through publicly available subscription services such as Bloomberg where relevant.

Cash and cash equivalents.  The carrying amount approximates fair value due to the short-term maturity of these instruments (less than three months).

Available-for-sale securities.  Estimated fair value is based on closing price as quoted in public markets.

Trading securities.  Estimated fair value is based on closing price as quoted in public markets.

Credit Facility.  Estimated fair value is based on information from the Company’s bankers regarding relevant pricing for trading activity among the Company’s lending institutions.

8% Senior Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

7⅛% Senior Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

5⅛% Senior Secured Notes.  Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

Receivables Facility and other debt.  The carrying amount of the Receivables Facility and all other debt approximates fair value due to the nature of these obligations.

Interest rate swaps.  The fair value of interest rate swap agreements is the amount at which they could be settled, based on estimates calculated by the Company using a discounted cash flow analysis based on observable market inputs and validated by comparison to estimates obtained from the counterparty. The Company incorporates credit valuation adjustments (“CVAs”) to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements.

The Company assesses the effectiveness of its hedge instruments on a quarterly basis. For the years ended December 31, 2013 and 2012, the Company completed an assessment of the cash flow hedge instruments and determined the hedges to be highly effective. The Company has also determined that the ineffective portion of the hedges do not have a material effect on the Company’s consolidated financial position, operations or cash flows. The counterparties to the interest rate swap agreements expose the Company to credit risk in the event of nonperformance. However, at December 31, 2013, since the majority of the swap agreements entered into by the Company were in a net liability position so that the Company would be required to make the net settlement payments to the counterparties; the Company does not anticipate nonperformance by those counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

Interest rate swaps consisted of the following at December 31, 2013:

Swap #	Notional Amount (in thousands)	Fixed Interest Rate	Termination Date	Fair Value (in thousands)
1	$100,000	5.231%	July 25, 2014	$2,818
2	100,000	5.231%	July 25, 2014	2,818
3	200,000	5.160%	July 25, 2014	5,556
4	75,000	5.041%	July 25, 2014	2,033
5	125,000	5.022%	July 25, 2014	3,374
6	100,000	2.621%	July 25, 2014	1,336
7	100,000	3.110%	July 25, 2014	1,613
8	100,000	3.258%	July 25, 2014	1,697
9	200,000	2.693%	October 26, 2014	3,977
10	300,000	3.447%	August 8, 2016	21,597
11	200,000	3.429%	August 19, 2016	14,403
12	100,000	3.401%	August 19, 2016	7,130
13	200,000	3.500%	August 30, 2016	14,884
14	100,000	3.005%	November 30, 2016	6,376
15	200,000	2.055%	July 25, 2019	(954)	(1)
16	200,000	2.059%	July 25, 2019	(895)	(2)

___________________

(1) This interest rate swap becomes effective July 25, 2014.

(2) This interest rate swap becomes effective July 25, 2014.

The Company is exposed to certain risks relating to its ongoing business operations. The risk managed by using derivative instruments is interest rate risk. Interest rate swaps are entered into to manage interest rate fluctuation risk associated with the term loans in the Credit Facility. Companies are required to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated statement of financial position. The Company designates its interest rate swaps as cash flow hedges. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Assuming no change in December 31, 2013 interest rates, approximately $57.1 million of interest expense resulting from the spread between the fixed and floating rates defined in each interest rate swap agreement will be recognized during the next 12 months. If interest rate swaps do not remain highly effective as a cash flow hedge, the derivatives’ gains or losses resulting from the change in fair value reported through OCI will be reclassified into earnings.

The following tabular disclosure provides the amount of pre-tax loss recognized as a component of OCI during the years ended December 31, 2013 and 2012 (in thousands):

	Amount of Pre-Tax Loss Recognized in OCI (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Year Ended December 31,
	2013	2012
Interest rate swaps	$(5,970)	$(69,020)

The following tabular disclosure provides the location of the effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss (“AOCL”) into interest expense on the consolidated statements of income during the years ended December 31, 2013 and 2012 (in thousands):

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion)
Location of Loss Reclassified from AOCL into Income (Effective Portion)	Year Ended December 31,
	2013	2012
Interest expense, net	$99,808	$141,648

The fair values of derivative instruments in the consolidated balance sheets as of December 31, 2013 and 2012 were as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments	Other assets, net	$-	Other assets, net	$-	Other long-term liabilities	$87,763	Other long-term liabilities	$181,600